Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 39,087	$ 25,764	$ 29,289
Restricted cash	62	62	62
Trade accounts receivable, net of allowance for expected credit losses	2,269	1,302	3,390
Contract assets	4,707	6,979	1,844
Prepaid and other current assets	4,399	6,885	1,186
Total current assets	50,524	40,992	35,771
Property and equipment, net	40,761	21,176	5,849
Operating lease right-of-use assets	4,471	4,829	1,829
Deferred income taxes	7	7
Total assets	95,763	67,004	43,449
Current liabilities
Accounts payable	16,053	6,081	2,658
Accounts payable – affiliated companies	1,002	442	218
Current maturities of long-term debt	19,975	16,098	12,108
Contract liabilities, current	40,654	56,656	49,629
Operating lease liabilities, current	765	725	514
Other current liabilities	30,134	15,178	3,292
Total current liabilities	108,583	95,180	68,419
Long-term debt, net of current maturities		3,863
Contract liabilities, non-current		2,188	10,530
Operating lease liabilities, non-current	4,742	5,078	2,371
Simple Agreements for Future Equity (“SAFE Agreements”)		18,314	13,973
Earn-out liabilities	55,254
Other long-term liabilities	3
Total liabilities	168,582	124,623	95,293
Commitments and contingencies (Note 14)
MEZZANINE EQUITY (DEFICIT)
Series A preferred stock subject to possible redemption, $0.0001 par value, 25,000,000 shares authorized, 26,000 shares issued and outstanding at June 30, 2023	26,823
Redeemable noncontrolling interests	578,630
SHAREHOLDERS’ EQUITY (DEFICIT)
Common units		1	1
Treasury stock, at cost, 1,250,000 shares at June 30, 2023	(12,825)
Paid-in capital		14,967	14,337
Accumulated deficit	(665,456)	(72,587)	(66,182)
Total shareholders’ deficit	(678,272)	(57,619)	(51,844)
Total liabilities, mezzanine equity and shareholders’ deficit	95,763	67,004	$ 43,449
Class A Common Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock	2
Class B Common Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock
Class C Common Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock	$ 7